UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Massachusetts Tax-Exempt Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 154.3%
County/City/Special District/School District — 3.7%
Town of Holyoke, GO, Refunding, 5.00%, 9/01/26	$1,000	$1,110,090
Education — 76.8%
Massachusetts Development Finance Agency, RB:
Boston University, Series T-1 (AMBAC), 5.00%, 10/01/39	1,000	1,008,640
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	250	270,620
Mount Holyoke College, Series B, 5.00%, 7/01/41	500	509,780
Smith College, 5.00%, 7/01/35	2,000	2,081,360
Wellesley College, Series J, 5.00%, 7/01/42	1,950	2,045,667
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 1/01/42	650	708,149
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,555,350
Clark University (Syncora), 5.13%, 10/01/35	500	508,215
Emerson College, Series A, 5.00%, 1/01/40	200	194,872
Harvard University, Series B-1, 5.00%, 10/15/40	350	378,259
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,771,196
Wheelock College, Series C, 5.25%, 10/01/37	1,000	983,900
Williston Northampton School Project (Syncora), 5.00%, 10/01/25	500	505,785
Worcester Polytechnic Institute (NPFGC), 5.00%, 9/01/27	1,985	2,098,383
Massachusetts Health & Educational Facilities Authority, RB:
Northeastern University, Series R, 5.00%, 10/01/33	225	229,536
Tufts University, Series O, 5.38%, 8/15/38	1,000	1,091,790
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Berklee College of Music, Series A, 5.00%, 10/01/37	1,000	1,029,590
Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Education (concluded)
Massachusetts Health & Educational Facilities Authority, Refunding RB (concluded):
Harvard University, Series A, 5.50%, 11/15/36	$100	$111,084
Harvard University, Series B, 5.00%, 10/01/38	400	421,684
Northeastern University, Series T-1, 5.00%, 10/01/31	950	979,374
Northeastern University, Series T-2, 5.00%, 10/01/32	500	511,445
Springfield College, 5.63%, 10/15/40	500	517,000
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,181,390
Massachusetts State College Building Authority, RB, Series A (AMBAC), 5.00%, 5/01/16 (a)	1,000	1,109,660
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora), 5.50%, 5/01/39	825	929,841
University of Massachusetts Building Authority, RB, Senior-Series 2, 5.00%, 11/01/39	500	522,300

		23,254,870
Health — 25.4%
Massachusetts Development Finance Agency, RB, First Mortgage, Edgecombe Project, Series A, 6.75%, 7/01/21	730	731,270
Massachusetts Development Finance Agency, Refunding RB:
Carleton-Willard Village, 5.63%, 12/01/30	500	515,515
Partners Healthcare System, Series L, 5.00%, 7/01/36	1,000	1,020,840
Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	240	207,115
Massachusetts Health & Educational Facilities Authority, RB:
Cape Cod Healthcare Obligated Group, Series D (AGC), 5.00%, 11/15/31	1,000	1,017,500
Caregroup, Series E-1, 5.00%, 7/01/28	500	508,790
Children’s Hospital, Series M, 5.25%, 12/01/39	600	610,812

BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Health (concluded)
Massachusetts Health & Educational Facilities Authority, RB (concluded):
Children’s Hospital, Series M, 5.50%, 12/01/39	$500	$536,155
Lahey Clinic Medical Center, Series D, 5.25%, 8/15/37	1,000	1,022,560
Southcoast Health Obligation Group, Series D, 5.00%, 7/01/39	500	497,830
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, Series H, 5.25%, 7/01/38	1,000	1,013,840

		7,682,227
Housing — 11.9%
Massachusetts HFA, RB, M/F Housing, Series A (FHA), 5.25%, 12/01/35	185	190,855
Massachusetts HFA, Refunding RB, AMT:
Series C, 5.00%, 12/01/30	490	492,700
Series C, 5.35%, 12/01/42	2,000	1,982,520
Series F, 5.70%, 6/01/40	915	933,721

		3,599,796
State — 17.0%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 7/01/29	730	842,427
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	500	524,185
Senior Series B, 5.00%, 10/15/41	1,000	1,042,240
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	2,500	2,735,850

		5,144,702
Transportation — 19.5%
Commonwealth of Massachusetts, RB, Series A, 5.00%, 6/15/27	1,000	1,125,020
Commonwealth of Massachusetts, Refunding RB, Series A, 5.00%, 6/01/38	500	531,475
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Transportation (concluded)
Massachusetts Department of Transportation, Refunding RB, Senior Series B:
5.00%, 1/01/32	$1,120	$1,155,515
5.00%, 1/01/37	1,000	1,022,060
Massachusetts Port Authority, RB, Series A, AMT, 5.00%, 7/01/42	1,000	1,004,110
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	1,000	1,058,930

		5,897,110
Total Municipal Bonds — 154.3%		46,688,795

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Massachusetts — 6.9%
State — 6.9%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Series A (AGM):
5.00%, 8/15/30 (a)	259	271,081
5.00%, 8/15/30	1,751	1,832,501
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 6.9%		2,103,582
Total Long-Term Investments (Cost — $47,808,036) — 161.2%		48,792,377

Short-Term Securities
Municipal Bonds — 2.0%
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, 0.05%, 12/13/13 (c)	600	600,000

Money Market Fund — 0.0%	Shares
BIF Massachusetts Municipal Money Fund, 0.00% (d)(e)	5	5
Total Short-Term Securities (Cost — $600,005) — 2.0%		600,005

2	BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $48,408,041*) — 163.2%	$49,392,382
Other Assets Less Liabilities — 2.3%	706,375
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.4%)	(1,339,955)
VRDP Shares, at Liquidation Value — (61.1%)	(18,500,000)

Net Assets Applicable to Common Shares — 100.0%	$30,258,802

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$47,053,386

Gross unrealized appreciation	$1,451,236
Gross unrealized depreciation	(451,835)

Net unrealized appreciation	$999,401

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
BIF Massachusetts Municipal Money Fund	5	—	5	—

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	FHA	Federal Housing Administration
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	M/F	Multi-Family
	NPFGC	National Public Finance Guarantee Corp.
	Radian	Radian Guaranty, Inc.
	RB	Revenue Bonds
	Syncora	Syncora Guarantee
	VRDN	Variable Rate Demand Notes

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(19)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$2,406,172	$12,151

BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$48,792,377	—	$48,792,377
Short-Term Securities	$5	600,000	—	600,005

Total	$5	$49,392,377	—	$49,392,382

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$12,151	—	—	$12,151
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

4	BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	NOVEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$84,312	—	—	$84,312
Cash pledged for financial futures contracts	34,000	—	—	34,000
Liabilities:
TOB trust certificates	—	$(1,339,595)	—	(1,339,595)
VRDP Shares	—	(18,500,000)	—	(18,500,000)

Total	$118,312	$(19,839,595)	—	$(19,721,283)

There were no transfers between levels during the period ended November 30, 2013.

BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	NOVEMBER 30, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Massachusetts Tax-Exempt Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date:	January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date:	January 24, 2014